PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.4%
Common Stocks
Diversified REITs 1.9%
Essential Properties Realty Trust, Inc.	55,316	$1,302,139
Health Care REITs 14.9%
Community Healthcare Trust, Inc.	33,335	1,100,722
Omega Healthcare Investors, Inc.	51,579	1,582,960
Ventas, Inc.	48,908	2,311,881
Welltower, Inc.	64,369	5,206,808
		10,202,371
Hotel & Resort REITs 2.8%
Apple Hospitality REIT, Inc.	59,817	903,835
Host Hotels & Resorts, Inc.	60,801	1,023,281
		1,927,116
Industrial REITs 16.3%
Americold Realty Trust, Inc.	49,243	1,590,549
First Industrial Realty Trust, Inc.	6,389	336,317
Prologis, Inc.	61,778	7,575,836
Rexford Industrial Realty, Inc.	33,125	1,729,788
		11,232,490
Office REITs 4.0%
Boston Properties, Inc.	29,712	1,711,114
Kilroy Realty Corp.	34,582	1,040,572
		2,751,686
Residential REITs 21.6%
American Homes 4 Rent (Class A Stock)	4,645	164,665
Apartment Income REIT Corp.	42,974	1,550,932
Camden Property Trust	10,658	1,160,336
Equity LifeStyle Properties, Inc.	7,716	516,123
Equity Residential	56,751	3,743,863
Independence Realty Trust, Inc.	69,873	1,273,086
Invitation Homes, Inc.	16,429	565,158
Sun Communities, Inc.	18,145	2,367,197
UDR, Inc.	36,165	1,553,648
Veris Residential, Inc.*	123,551	1,982,994
		14,878,002

PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Retail REITs 13.5%
Brixmor Property Group, Inc.	54,113	$1,190,486
NETSTREIT Corp.	42,300	755,901
Realty Income Corp.	39,160	2,341,376
Regency Centers Corp.	6,004	370,867
Simon Property Group, Inc.	15,194	1,754,603
SITE Centers Corp.	107,617	1,422,697
Spirit Realty Capital, Inc.	37,242	1,466,590
		9,302,520
Specialized REITs 24.4%
CubeSmart	24,305	1,085,462
Digital Realty Trust, Inc.	38,098	4,338,219
Equinix, Inc.	6,248	4,898,057
Life Storage, Inc.	21,325	2,835,372
Public Storage	5,040	1,471,075
VICI Properties, Inc.	68,228	2,144,406
		16,772,591

Total Long-Term Investments (cost $63,148,746)		68,368,915

Short-Term Investment 0.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $688)(wj)	688	688

TOTAL INVESTMENTS 99.4% (cost $63,149,434)		68,369,603
Other assets in excess of liabilities 0.6%		443,433

Net Assets 100.0%		$68,813,036

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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